Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE

Pursuant to Section 4.01(c)(ii) of the Securitization Property Servicing Agreement, dated as of July 22, 2014 (the “Servicing Agreement”), by and between CONSUMERS ENERGY COMPANY, as servicer (the “Servicer”), and CONSUMERS 2014 SECURITIZATION FUNDING LLC, the Servicer does hereby certify, for the November 1, 2024 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods: April 1, 2024 to September 30, 2024

Payment Date: November 1, 2024

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the April 2024 Collection Period	$2,579,531.00
ii.	Remittances for the May 2024 Collection Period	$2,711,642.00
iii.	Remittances for the June 2024 Collection Period	$2,426,037.00
iv.	Remittances for the July 2024 Collection Period	$3,102,913.00
v.	Remittances for the August 2024 Collection Period	$3,190,981.00
vi.	Remittances for the September 2024 Collection Period	$3,045,186.00
vii.	Investment Earnings on Capital Subaccount	$50,519.80
viii.	Investment Earnings on Excess Funds Subaccount	$116,603.86
ix.	Investment Earnings on General Subaccount	$289,446.75
x.	General Subaccount Balance (sum of i through ix above)	$17,512,860.41
xi.	Excess Funds Subaccount Balance as of prior Payment Date	$4,281,610.68
xii.	Capital Subaccount Balance as of prior Payment Date	$1,890,000.00
xiii.	Collection Account Balance (sum of x through xii above)	$23,684,471.09

2. Outstanding Amounts as of prior Payment Date:

i.	Tranche A-1 Outstanding Amount	$0.00
ii.	Tranche A-2 Outstanding Amount	$12,140,566.27
iii.	Tranche A-3 Outstanding Amount	$114,500,000.00
iv.	Aggregate Outstanding Amount of all Tranches	$126,640,566.27

3. Required Funding/Payments as of Current Payment Date:

Principal				Principal Due

i.	Tranche A-1			$0.00
ii.	Tranche A-2			$12,140,566.27
iii.	Tranche A-3			$2,812,592.25
iv.	All Tranches			$14,953,158.52
Interest

Tranche	Interest Rate	Days in Interest Period[1]	Principal Balance	Interest Due
v. Tranche A-1	1.334%	180	$0.00	$0.00
vi. Tranche A-2	2.962%	180	$12,140,566.27	$179,801.79
vii. Tranche A-3	3.528%	180	$114,500,000.00	$2,019,780.00
viii. All Tranches				$2,199,581.79

		Required Level		Funding Required
ix. Capital Subaccount		$1,890,000.00		$0.00

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i. Trustee Fees and Expenses; Indemnity Amounts			$3,750.00
ii. Servicing Fee			$94,500.00
iii. Administration Fee			$25,000.00
iv. Operating Expenses			$66,625.65
Tranche		Aggregate	Per $1,000 of Original Principal Amount
v. Semi-Annual Interest (including any past-due for prior periods)				$2,199,581.79
1. Tranche A-1 Interest Payment		$0.00	$0.0000
2. Tranche A-2 Interest Payment		$179,801.79	$1.2935
3. Tranche A-3 Interest Payment		$2,019,780.00	$17.6400
		$2,199,581.79
vi. Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date				$0.00
1. Tranche A-1 Principal Payment		$0.00	$0.0000
2. Tranche A-2 Principal Payment		$0.00	$0.0000
3. Tranche A-3 Principal Payment		$0.00	$0.0000
		$0.00
vii. Semi-Annual Principal				$14,953,158.52
1. Tranche A-1 Principal Payment		$0.00	$0.0000
2. Tranche A-2 Principal Payment		$12,140,566.27	$87.3422
3. Tranche A-3 Principal Payment		$2,812,592.25	$24.5641
		$14,953,158.52
viii. Other unpaid Operating Expenses				$0.00
ix. Funding of Capital Subaccount (to required level)				$0.00

[1] On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

x. Capital Subaccount Investment Earnings to Consumers Energy		$50,519.80
xi. Deposit to Excess Funds Subaccount		$119,724.65
xii. Released to Issuer upon Retirement of all Securitization Bonds		$0.00
xiii. Aggregate Remittances as of Current Payment Date		$17,512,860.41

5. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Tranche A-1	$0.00
ii.	Tranche A-2	$0.00
iii.	Tranche A-3	$111,687,407.75
iv.	Aggregate Outstanding Amount of all Tranches	$111,687,407.75
v.	Excess Funds Subaccount Balance	$4,401,335.33
vi.	Capital Subaccount Balance	$1,890,000.00
vii.	Aggregate Collection Account Balance	$6,291,335.33

6. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture:

i.	Excess Funds Subaccount	$0.00
ii.	Capital Subaccount	$0.00
iii.	Total Withdrawals	$0.00

7. Shortfalls in Interest and Principal Payments as of Current Payment Date:

i.	Semi-annual Interest
	Tranche A-1 Interest Payment	$0.00
	Tranche A-2 Interest Payment	$0.00
	Tranche A-3 Interest Payment	$0.00
	Total	$0.00
ii.	Semi-annual Principal
	Tranche A-1 Principal Payment	$0.00
	Tranche A-2 Principal Payment	$0.00
	Tranche A-3 Principal Payment	$0.00
	Total	$0.00

8. Shortfalls in Payment of Capital Subaccount Investment Earnings as of Current Payment Date:

i.	Capital Subaccount Investment Earnings	$0.00

9. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount	$0.00

In WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate this 21st day of October, 2024.

CONSUMERS ENERGY COMPANY,
as Servicer

/s/ Scott B. McIntosh
Scott B. McIntosh
Vice President, Controller and Chief Accounting Officer